Note 44 Impairment Or Reversal Of Impairment On Non Financial Assets (Details) - EUR (€)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of Impairment Or Reversal Of Impairment On Non Financial Assets [Line Items]
Impairment Or Reversal Of Impairment On Non Financial Tangible Assets	[1]	€ 158,000,000	€ 62,000,000
Impairment Or Reversal Of Impairment On Non Financial Intangible Assets		5,000,000	3,000,000
Impairment Or Reversal Of Impairment On Non Financial Other Assets		33,000,000	0
Impairment loss (reversal of impairment loss) recognised in profit or loss		€ 196,000,000	€ 65,000,000

[1]	(*) In 2021, it includes the impairment due to the closure of rented offices after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 16 and 23).